SCHEDULE OF RESTATED BALANCE SHEET (Details) - USD ($)	May 31, 2023	Feb. 28, 2023	May 31, 2022	Feb. 28, 2022	May 18, 2021	Feb. 28, 2021
Current Assets:
Cash	$ 517,898	$ 77,086		$ 180,756
Prepaid stock for services				32,208
Total Assets	542,317	680,621		212,964
Current Liabilities:
Accounts payable				13,478
Total Current Liabilities	363,699	13,440		13,478
Stockholders’ Equity (Deficit):
Series A preferred stock, $0.01 par value, 1,105,644 shares issued and outstanding
Preferred stock, par value	$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, $0.01 par value, 100,000,000 shares authorized; 7,146,202	$ 474,351	$ 474,351		$ 71,462
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	100,000,000	100,000,000		100,000,000	100,000,000
Common stock, shares outstanding	48,478,678	48,478,678		7,146,202
Additional paid-in capital	$ 615,284	$ 8,005,803		$ 5,653,489
Common shares to be issued				1,699,146
Accumulated deficit	(2,033,787)	(7,790,519)		(7,193,214)
Treasury stock, at cost; 39,975 shares of common stock	$ (42,454)	$ (42,454)		$ (42,454)
Treasury stock, share	39,975	39,975		39,975
Total Stockholders’ Deficit	$ (966,606)	$ 667,181	$ (1,507,689)	$ 199,486		$ (2,435,841)
Total Liabilities and Stockholders’ Deficit	542,317	680,621		212,964
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Series A preferred stock, $0.01 par value, 1,105,644 shares issued and outstanding				$ 11,057
Preferred stock, par value	$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares issued	0	0		1,105,644
Preferred stock, shares outstanding	0	0		1,105,644
Previously Reported [Member]
Current Assets:
Cash				$ 180,756
Prepaid stock for services				32,208
Total Assets				212,964
Current Liabilities:
Accounts payable				13,478
Total Current Liabilities				13,478
Stockholders’ Equity (Deficit):
Common stock, $0.01 par value, 100,000,000 shares authorized; 7,146,202				88,453
Additional paid-in capital				7,346,701
Common shares to be issued
Accumulated deficit				(7,193,214)
Treasury stock, at cost; 39,975 shares of common stock				(42,454)
Total Stockholders’ Deficit				199,486
Total Liabilities and Stockholders’ Deficit				212,964
Previously Reported [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Series A preferred stock, $0.01 par value, 1,105,644 shares issued and outstanding
Restatement Adjustments [Member]
Current Assets:
Cash
Prepaid stock for services
Total Assets
Current Liabilities:
Accounts payable
Total Current Liabilities
Stockholders’ Equity (Deficit):
Common stock, $0.01 par value, 100,000,000 shares authorized; 7,146,202				(16,991)
Additional paid-in capital				(1,693,212)
Common shares to be issued				1,699,146
Accumulated deficit
Treasury stock, at cost; 39,975 shares of common stock
Total Stockholders’ Deficit
Total Liabilities and Stockholders’ Deficit
Restatement Adjustments [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Series A preferred stock, $0.01 par value, 1,105,644 shares issued and outstanding				$ 11,057